UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21934

RiverNorth Funds

(Exact name of registrant as specified in charter)

325 N. LaSalle Street, Suite 645, Chicago, IL 60654

            (Address of principal executive offices) (Zip code)

Patrick W. Galley

325 N. LaSalle Street, Suite 645

Chicago, IL 60654

(Name and address of agent for service)

Registrant’s telephone number, including area code:    312-832-1440

Date of fiscal year end: 09/30

Date of reporting period: December 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

RiverNorth Core Opportunity Fund

SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 69.12%
1,347,487	Adams Express Co.	$12,989,775
532,382	AllianceBernstein Income Fund, Inc.	4,296,323
64,074	Apollo Senior Floating Rate Fund, Inc.	1,025,825
681,996	BlackRock Credit Allocation Income Trust II, Inc.	6,704,021
243,789	BlackRock Credit Allocation Income Trust III, Inc.	2,569,536
964,545	BlackRock Credit Allocation Income Trust IV, Inc.	11,719,222
25,600	BlackRock Resources & Commodity Strategy Trust	339,968
4,400	BlackRock Strategic Equity Dividend Trust	43,120
653,052	Boulder Growth & Income Fund, Inc.	3,748,518
273,671	Boulder Total Return Fund, Inc.(a)	4,132,432
366,733	Calamos Convertible and High Income Fund	4,239,433
852,768	Calamos Strategic Total Return Fund	7,120,698
90,000	Central Europe and Russia Fund, Inc.	2,569,500
535,437	Clough Global Equity Fund	6,446,661
1,524,908	Clough Global Opportunities Fund	16,118,278
475,200	Eaton Vance Enhanced Equity Income Fund	4,837,536
39,137	Eaton Vance Floating-Rate Income Trust	556,919
516,789	Eaton Vance Risk-Managed Diversified Equity Income Fund	5,400,445
97,876	Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	1,663,892
610,214	Eaton Vance Tax-Managed Buy-Write Opportunities Fund	7,151,708
1,343,210	Eaton Vance Tax-Managed Diversified Equity Income Fund	11,914,273
1,792,349	Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	18,425,348
3,312,767	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	27,330,328
497,333	Gabelli Dividend & Income Trust	7,668,875
408,250	General American Investors Co., Inc.	10,169,507
70,892	Guggenheim Build America Bonds Managed Duration Trust	1,513,544
82,311	H&Q Life Sciences Investors Fund	944,107
227,882	Highland Credit Strategies Fund	1,408,311
444,890	ING Prime Rate Trust	2,268,939
224,802	Invesco Van Kampen Dynamic Credit Opportunities Fund	2,376,157
334,667	Invesco Van Kampen Senior Income Trust	1,432,375
4,575,581	Liberty All Star Equity Fund	19,308,952
176,116	LMP Capital and Income Fund, Inc.	2,176,794
473,714	Macquarie Global Infrastructure Total Return Fund, Inc.	8,048,401
421,735	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	5,967,550
1,327,565	Nuveen Multi-Strategy Income and Growth Fund	10,633,796
2,042,605	Nuveen Multi-Strategy Income and Growth Fund 2	16,442,970
180,958	PIMCO Income Opportunity Fund	4,556,522
672,277	PIMCO Income Strategy Fund II	6,151,334
490,419	Royce Focus Trust, Inc.	3,090,130
1,806,506	Royce Value Trust, Inc.	22,165,829
377,277	SunAmerica Focused Alpha Growth Fund, Inc.	6,896,624
1,150,014	TCW Strategic Income Fund, Inc.	5,577,568
1,014,796	Tri-Continental Corp.	14,440,547
179,099	Wells Fargo Advantage Multi-Sector Income Fund	2,647,083
161,763	Western Asset Global Corporate Defined Opportunity Fund, Inc.	2,911,734
263,992	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	3,328,939

Shares/Description		Value
3,632,391	Zweig Total Return Fund, Inc.	$11,006,145

TOTAL CLOSED-END FUNDS
(Cost $316,846,076)		334,476,492

MUTUAL FUNDS - 4.32%
533,820	Calamos Convertible Fund - Class A	9,133,668
1,111,161	Eaton Vance Floating-Rate Advantaged Fund	11,756,079

TOTAL MUTUAL FUNDS
(Cost $15,487,073)		20,889,747

EXCHANGE-TRADED FUNDS - 13.00%
80,000	iShares MSCI EAFE Index Fund	3,962,400
176,839	iShares MSCI Emerging Markets Index Fund	6,709,272
60,537	iShares Russell 1000 Growth Index Fund	3,498,433
108,653	iShares S&P 100 Index Fund	6,196,481
327,568	Powershares FTSE RAFI US 1000 Portfolio	17,878,661
118,563	Rydex Russell Top 50 ETF	10,825,988
111,000	SPDR Barclays Capital Convertible Securities ETF	4,014,870
100,000	Vanguard MSCI EAFE ETF	3,063,000
177,000	Vanguard MSCI Emerging Markets ETF	6,763,170

TOTAL EXCHANGE-TRADED FUNDS
(Cost $56,791,614)		62,912,275

HOLDING & INVESTMENT MANAGEMENT COMPANIES - 0.24%
12,100	Affiliated Managers Group, Inc.(a)	1,160,995

TOTAL HOLDING & INVESTMENT MANAGEMENT COMPANIES
(Cost $634,253)		1,160,995

PREFERRED STOCKS - 0.82%
64,103	General American Investors Co., Inc., Series B, 5.950%	1,632,703
92,500	Kayne Anderson MLP Investment Co., Series D, 4.950%	2,358,750

TOTAL PREFERRED STOCKS
(Cost $3,825,799)		3,991,453

REAL ESTATE INVESTMENT TRUSTS - 1.69%
372,949	Apollo Commercial Real Estate Finance, Inc.	4,896,820
208,533	Colony Financial, Inc.	3,276,054

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $9,580,028)		8,172,874

TOTAL INVESTMENTS - 89.19%
(Cost $403,164,843)		431,603,836
CASH - 10.30%		49,823,377
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.51%		2,475,959

NET ASSETS - 100.00%		$483,903,172

(a)Non-income producing security.

Common Abbreviations:

 EAFE - Europe, Australia, and Far East.

 FTSE - Financial Times Stock Exchange.

 ETF - Exchange Traded Fund.

 MLP – Master Limited Partnership.

 MSCI – Morgan Stanley Capital International.

 RAFI - Research Affiliates Fundamental Index.

S&P – Standard & Poor’s.

SPDR – Standard & Poor’s Depository Receipts.

See Notes to Quarterly Schedule of Investments.

RiverNorth/DoubleLine Strategic Income Fund

SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 21.27%
1,207,423	AllianceBernstein Income Fund, Inc.	$9,743,904
286,377	Apollo Senior Floating Rate Fund, Inc.	4,584,896
287,966	BlackRock Build America Bond Trust	6,148,074
266,801	BlackRock Credit Allocation Income Trust I, Inc.	2,478,581
414,865	BlackRock Credit Allocation Income Trust II, Inc.	4,078,123
283,748	BlackRock Credit Allocation Income Trust III, Inc.	2,990,704
452,450	BlackRock Credit Allocation Income Trust IV, Inc.	5,497,268
56,169	BlackRock Diversified Income Strategies Fund, Inc.	533,606
111,054	BlackRock Income Opportunity Trust, Inc.	1,134,972
268,088	BlackRock Income Trust, Inc.	1,965,085
56,900	Blackstone/GSO Long-Short Credit Income Fund	970,714
439,297	Calamos Convertible and High Income Fund	5,078,273
352,091	Calamos Convertible Opportunities and Income Fund	3,964,545
185,828	DWS Global High Income Fund, Inc.	1,406,718
12,047	DWS High Income Opportunities Fund, Inc.	166,971
28,800	Eaton Vance Floating-Rate Income Trust	409,824
181,046	Eaton Vance Limited Duration Income Fund	2,757,331
42,742	Eaton Vance Senior Income Trust	279,105
196,646	Eaton Vance Short Duration Diversified Income Fund	3,185,665
136,438	Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	2,258,049
272,641	Federated Enhanced Treasury Income Fund	3,912,398
133,909	First Trust High Income Long/Short Fund	2,044,790
154,543	First Trust Strategic High Income Fund II	2,361,417
129,838	Guggenheim Build America Bonds Managed Duration Trust	2,772,041
31,682	Helios Advantage Income Fund, Inc.	247,753
36,556	Helios Multi-Sector High Income Fund, Inc.	201,058
174,771	Helios Strategic Income Fund, Inc.	959,493
716,791	Highland Credit Strategies Fund	4,429,768
1,361,373	ING Prime Rate Trust	6,943,002
466,586	Invesco Van Kampen Dynamic Credit Opportunities Fund	4,931,814
1,561,111	Invesco Van Kampen Senior Income Trust	6,681,555
41,900	MFS Multimarket Income Trust	281,568
151,643	Montgomery Street Income Securities, Inc.	2,339,852
69,807	Morgan Stanley Emerging Markets Debt Fund, Inc.	726,691
557,600	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	7,890,040
65,280	Nuveen Mortgage Opportunity Term Fund	1,328,448
252,781	Nuveen Multi-Currency Short-Term Government Income Fund	3,061,178
287,759	Nuveen Multi-Strategy Income and Growth Fund	2,304,950
1,401,699	Nuveen Multi-Strategy Income and Growth Fund 2	11,283,677
14,574	PIMCO Income Opportunity Fund	366,973
46,262	PIMCO Income Strategy Fund	481,125
321,499	PIMCO Income Strategy Fund II	2,941,716
163,946	Putnam Master Intermediate Income Trust	832,846
667,660	Putnam Premier Income Trust	3,465,155
147,788	The GDL Fund	1,743,898
419,632	Wells Fargo Advantage Multi-Sector Income Fund	6,202,161
117,448	Western Asset Global Corporate Defined Opportunity Fund, Inc.	2,114,064

Shares/Description		Value
125,091	Western Asset Inflation Management Fund, Inc.	$2,187,842

TOTAL CLOSED-END FUNDS
(Cost $145,151,668)		144,669,681

PREFERRED STOCKS - 0.61%
3,909	General American Investors Co., Inc., Series B, 5.950%	99,562
48,014	The GDL Fund, Series B, 7.000%	2,467,920
154,100	Tortoise Energy Capital Corp., 5.000%	1,573,361

TOTAL PREFERRED STOCKS
(Cost $4,166,746)		4,140,843

REAL ESTATE INVESTMENT TRUSTS - 0.54%
175,930	Apollo Commercial Real Estate Finance, Inc.	2,309,961
87,075	Colony Financial, Inc.	1,367,948

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $4,062,632)		3,677,909

Principal Amount/Description		Rate	Maturity	Value
FOREIGN CORPORATE BONDS - 5.49%
Argentina - 0.06%
$350,000	YPF SA	10.00%	11/02/2028	386,750

				386,750

Australia - 0.23%
	Australia & New Zealand Banking
1,300,000	Group Ltd.(a)	4.88%	01/12/2021	1,375,029
	PTTEP Australia International Finance
200,000	Pty Ltd.(b)	4.15%	07/19/2015	203,494

				1,578,523

Bermuda - 0.09%
600,000	Inkia Energy Ltd.(b)	8.38%	04/04/2021	603,000

				603,000

Brazil - 0.18%
300,000	Banco do Nordeste do Brasil SA(b)	3.63%	11/09/2015	300,750
	Globo Comunicacao e Participacoes
450,000	SA(b)(c)	6.25%	07/20/2049	475,875
400,000	NET Servicos de Comunicacao SA	7.50%	01/27/2020	460,000

				1,236,625

British Virgin Islands - 0.27%
100,000	C10 Capital SPV Ltd.(b)(d)	6.72%	12/31/2049	53,000
500,000	CNOOC Finance 2011 Ltd.(b)	4.25%	01/26/2021	521,859
500,000	CNPC HK Overseas Capital Ltd.(b)	3.13%	04/28/2016	518,874
200,000	Gold Fields Orogen Holding BVI Ltd.(a)	4.88%	10/07/2020	176,832
200,000	Gold Fields Orogen Holding BVI Ltd.(b)	4.88%	10/07/2020	176,892
400,000	Hongkong Electric Finance Ltd.	4.25%	12/14/2020	417,565

				1,865,022

Canada - 0.33%
150,000	Pacific Rubiales Energy Corp.(a)	7.25%	12/12/2021	151,500
600,000	Pacific Rubiales Energy Corp.(b)	8.75%	11/10/2016	687,000

Principal Amount/Description		Rate	Maturity	Value
$1,400,000	Royal Bank of Canada	2.30%	07/20/2016	$1,425,000

				2,263,500

Cayman Islands - 0.57%
400,000	AES Andres Dominicana Ltd.(b)	9.50%	11/12/2020	400,000
400,000	CCL Finance Ltd.(b)	9.50%	08/15/2014	449,500
700,000	EGE Haina Finance Co.(b)	9.50%	04/26/2017	714,000
300,000	Hutchison Whampoa International 09/16 Ltd.(b)	4.63%	09/11/2015	318,297
100,000	Industrial Subordinated Trust(a)	8.25%	07/27/2021	102,500
250,000	Intercorp Retail Trust(a)	8.88%	11/14/2018	260,625
200,000	Minerva Overseas II Ltd.(b)	10.88%	11/15/2019	178,500
350,000	Odebrecht Finance Ltd.(b)	7.50%	09/29/2049	343,875
650,000	Petrobras International Finance Co. - Pifco	3.88%	01/27/2016	673,012
450,000	Vale Overseas Ltd.	4.63%	09/15/2020	467,431

				3,907,740

Chile - 0.18%
100,000	AES Gener SA(a)	5.25%	08/15/2021	101,000
500,000	Codelco, Inc.(b)	3.75%	11/04/2020	510,273
600,000	Empresa Nacional del Petroleo(a)	4.75%	12/06/2021	598,757

				1,210,030

Colombia - 0.11%
200,000	Banco de Bogota SA(a)	5.00%	01/15/2017	201,500
200,000	BanColombia SA(a)	5.95%	06/03/2021	201,750
100,000	Ecopetrol SA	7.63%	07/23/2019	121,500
200,000	Empresa de Energia de Bogota SA(a)	6.13%	11/10/2021	202,000

				726,750

Costa Rica - 0.12%
600,000	Instit Costa de Electric(a)	6.95%	11/10/2021	612,000
200,000	Instit Costa de Electric(b)	6.95%	11/10/2021	204,000

				816,000

European Union - 0.05%
300,000	Eurasian Development Bank(b)	7.38%	09/24/2014	315,000

				315,000

France - 0.17%
1,150,000	France Telecom SA	2.75%	09/14/2016	1,154,616

				1,154,616

Great Britain - 0.30%
803,000	BP Capital Markets PLC	4.75%	03/10/2019	899,561
1,050,000	British Telecommunications PLC	5.95%	01/15/2018	1,161,518

				2,061,079

Ireland - 0.15%
200,000	AK Transneft OJSC Via TransCapitalInvest Ltd.(b)	5.67%	03/05/2014	208,500
400,000	SCF Capital Ltd.(b)	5.38%	10/27/2017	348,000
500,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC(b)	7.75%	02/02/2021	430,000

				986,500

Isle Of Man - 0.07%
500,000	AngloGold Ashanti Holdings PLC	5.38%	04/15/2020	497,385

				497,385

Kazakhstan - 0.10%
60,000	BTA Bank JSC(b)(c)	10.75%	07/01/2018	10,500
150,000	Development Bank of Kazakhstan JSC	7.38%	11/12/2013	155,528

Principal Amount/Description		Rate	Maturity	Value
$250,000	Development Bank of Kazakhstan JSC	6.00%	03/23/2026	$224,087
300,000	Halyk Savings Bank of Kazakhstan JSC(b)	9.25%	10/16/2013	316,500

				706,615

Luxembourg - 0.41%
200,000	ArcelorMittal	5.38%	06/01/2013	204,831
250,000	ArcelorMittal	3.75%	08/05/2015	239,231
100,000	Bank of Moscow OJSC Via Kuznetski Capital	5.97%	11/25/2015	92,486
960,000	Covidien International Finance SA	2.80%	06/15/2015	997,564
700,000	Gazprom OAO Via Gaz Capital SA(b)	5.09%	11/29/2015	711,690
200,000	Russian Agricultural Bank OJSC Via RSHB Capital SA(a)	6.00%	06/03/2021	177,000
343,273	Tengizchevroil Finance Co. SARL(b)	6.12%	11/15/2014	353,142

				2,775,944

Marshall Islands - 0.08%
490,230	Nakilat, Inc.(b)	6.27%	12/31/2033	527,528

				527,528

Mexico - 0.57%
450,000	America Movil SAB de CV	2.38%	09/08/2016	451,095
400,000	Banco Mercantil del Norte SA(b)	4.38%	07/19/2015	405,500
400,000	Banco Mercantil del Norte SA(b)(d)	6.86%	10/13/2021	408,000
200,000	Controladora Comercial Mexicana SAB de CV(b)	7.00%	06/30/2018	194,500
300,000	Empresas ICA SAB de CV(b)	8.90%	02/04/2021	271,500
500,000	Gruma SAB de CV(b)	7.75%	03/03/2099	501,250
100,000	Ixe Banco SA(b)	9.25%	10/14/2020	109,500
500,000	NII Capital Corp.	8.88%	12/15/2019	528,750
300,000	Sigma Alimentos SA de CV(b)	6.88%	12/16/2019	319,500
600,000	Telefonos de Mexico SAB de CV	5.50%	01/27/2015	654,466

				3,844,061

Netherlands - 0.19%
200,000	Banco Continental SA via Continental Trustees Cayman Ltd.(b)(d)	7.38%	10/07/2020	199,100
400,000	Koninklijke KPN NV	8.38%	10/01/2030	513,889
200,000	Marfrig Holding Europe BV(a)	8.38%	05/09/2018	148,000
200,000	VimpelCom Holdings BV(a)	7.50%	03/01/2022	169,000
300,000	WPE International Cooperatief UA(b)	10.38%	09/30/2020	270,000

				1,299,989

Norway - 0.06%
400,000	Corp. Pesquera Inca SAC(b)	9.00%	02/10/2017	413,000

				413,000

Panama - 0.01%
100,000	AES El Salvador Trust(b)	6.75%	02/01/2016	98,000

				98,000

Peru - 0.32%
100,000	Banco de Credito del Peru(a)(d)	6.88%	09/16/2026	103,250
400,000	Banco de Credito del Peru(b)(d)	6.88%	09/16/2026	413,000
100,000	Banco de Credito del Peru(b)(d)	9.75%	11/06/2069	114,000
300,000	Banco Internacional del Peru SAA(b)	5.75%	10/07/2020	292,500
200,000	Banco Internacional del Peru SAA(b)(d)	8.50%	04/23/2070	203,500
200,000	Corp. Lindley SA(a)	6.75%	11/23/2021	205,000
600,000	Southern Copper Corp.	6.38%	07/27/2015	654,339
220,000	Southern Copper Corp.	6.75%	04/16/2040	221,977

				2,207,566

Principal Amount/Description		Rate	Maturity	Value
Qatar - 0.08%
$232,740	Ras Laffan Liquefied Natural Gas Co. Ltd. III(b)	5.83%	09/30/2016	$249,614
250,000	Ras Laffan Liquefied Natural Gas Co. Ltd. III(b)	5.84%	09/30/2027	267,500

				517,114

Russia - 0.07%
300,000	Alfa Bank OJSC Via Alfa Bond Issuance PLC(d)	8.64%	02/22/2017	264,000
100,000	Industry & Construction Bank St Petersburg OJSC Via Or-ICB for Industry(d)	5.01%	09/29/2015	93,250
100,000	VTB Bank OJSC Via VTB Capital SA(b)	6.88%	05/29/2018	102,750

				460,000

Singapore - 0.31%
750,000	Oversea-Chinese Banking Corp. Ltd.(d)	4.25%	11/18/2019	770,626
1,250,000	Temasek Financial I Ltd.(b)	4.30%	10/25/2019	1,348,036

				2,118,662

South Korea - 0.21%
600,000	Industrial Bank of Korea(b)	3.75%	09/29/2016	605,190
600,000	POSCO(a)	4.25%	10/28/2020	581,866
200,000	POSCO(a)	5.25%	04/14/2021	208,960

				1,396,016

United Arab Emirates - 0.20%
600,000	Abu Dhabi National Energy Co.(a)	5.88%	12/13/2021	627,000
674,320	Dolphin Energy Ltd.(b)	5.89%	06/15/2019	734,166

				1,361,166

TOTAL FOREIGN CORPORATE BONDS
(Cost $37,567,481)				37,334,181

U.S. CORPORATE BONDS - 7.95%
500,000	3M Co.	5.70%	03/15/2037	672,736
550,000	Alcoa, Inc.	6.15%	08/15/2020	572,200
875,000	Altria Group, Inc.	9.25%	08/06/2019	1,176,277
1,400,000	American Express Credit Corp.	2.75%	09/15/2015	1,408,903
800,000	Amgen, Inc.	3.88%	11/15/2021	808,609
500,000	Anheuser-Busch InBev Worldwide, Inc.	5.38%	11/15/2014	556,012
550,000	Arrow Electronics, Inc.	3.38%	11/01/2015	551,296
75,000	AT&T, Inc.(a)	5.35%	09/01/2040	84,523
600,000	AT&T, Inc.	5.35%	09/01/2040	676,189
1,100,000	Becton Dickinson and Co.	3.13%	11/08/2021	1,139,864
1,017,000	Berkshire Hathaway, Inc.	3.20%	02/11/2015	1,079,145
567,000	Biogen Idec, Inc.	6.88%	03/01/2018	686,022
700,000	Boston Properties LP	4.13%	05/15/2021	706,859
450,000	Citigroup, Inc.	6.00%	12/13/2013	465,922
850,000	Comcast Corp.	5.85%	11/15/2015	968,086
700,000	ConocoPhillips	6.50%	02/01/2039	970,008
100,000	Daimler Finance North America LLC	6.50%	11/15/2013	108,983
1,100,000	Daimler Finance North America LLC(a)	1.88%	09/15/2014	1,094,904
965,000	Devon Energy Corp.	6.30%	01/15/2019	1,181,733
600,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	5.00%	03/01/2021	643,079
750,000	Duke Energy Corp.	3.55%	09/15/2021	768,363

Principal Amount/Description		Rate	Maturity	Value
$125,000	Ecolab, Inc.	2.38%	12/08/2014	$127,536
1,400,000	General Electric Capital Corp.	3.35%	10/17/2016	1,459,892
636,000	General Mills, Inc.	3.15%	12/15/2021	645,418
475,000	Halliburton Co.	6.15%	09/15/2019	584,362
600,000	Illinois Tool Works, Inc.(a)	3.38%	09/15/2021	628,304
650,000	Intel Corp.	3.30%	10/01/2021	685,872
800,000	International Business Machines Corp.	1.95%	07/22/2016	824,405
1,350,000	JP Morgan Chase & Co.	4.95%	03/25/2020	1,436,817
650,000	Kellogg Co.	7.45%	04/01/2031	887,646
500,000	Kinder Morgan Energy Partners LP	6.95%	01/15/2038	565,609
500,000	Kraft Foods, Inc.	5.38%	02/10/2020	577,698
518,000	Marathon Petroleum Corp.	5.13%	03/01/2021	541,931
800,000	Mattel, Inc.	2.50%	11/01/2016	806,235
500,000	MetLife, Inc.	6.38%	06/15/2034	591,951
250,000	MetLife, Inc.	5.70%	06/15/2035	279,487
150,000	Midamerican Energy Holdings Co.	5.95%	05/15/2037	177,554
700,000	Midamerican Energy Holdings Co.	6.50%	09/15/2037	880,402
950,000	Motorola Solutions, Inc.	6.00%	11/15/2017	1,066,419
1,064,000	National Rural Utilities Cooperative Finance Corp.	10.38%	11/01/2018	1,532,458
925,000	News America, Inc.	6.65%	11/15/2037	1,049,610
550,000	Novartis Capital Corp.	4.40%	04/24/2020	627,787
450,000	Omnicom Group, Inc.	4.45%	08/15/2020	464,517
650,000	ONEOK Partners LP	6.13%	02/01/2041	750,177
950,000	PNC Funding Corp.	4.38%	08/11/2020	1,028,656
610,000	Simon Property Group LP	5.65%	02/01/2020	700,018
1,375,000	Southern Power Co.	4.88%	07/15/2015	1,506,242
200,000	Southwest Airlines Co.	5.25%	10/01/2014	213,608
100,000	Southwest Airlines Co.	5.75%	12/15/2016	111,075
442,000	Southwest Airlines Co.	5.13%	03/01/2017	466,464
900,000	Target Corp.	3.88%	07/15/2020	995,772
400,000	The Boeing Co.	6.88%	03/15/2039	569,800
1,225,000	The Coca-Cola Co.(a)	1.80%	09/01/2016	1,247,680
400,000	The Coca-Cola Co.	1.80%	09/01/2016	407,405
300,000	The Kroger Co.	5.50%	02/01/2013	313,015
500,000	The Kroger Co.	7.50%	01/15/2014	559,110
696,000	The Procter & Gamble Co.	5.55%	03/05/2037	926,074
1,250,000	Time Warner Cable, Inc.	5.00%	02/01/2020	1,371,375
950,000	Transocean, Inc.	6.00%	03/15/2018	971,917
1,000,000	United Parcel Service, Inc.	3.13%	01/15/2021	1,062,472
1,450,000	Valero Energy Corp.	6.13%	02/01/2020	1,614,953
1,300,000	Wal-Mart Stores, Inc.	3.25%	10/25/2020	1,392,252
990,000	Waste Management, Inc.	6.13%	11/30/2039	1,216,549
605,000	WellPoint, Inc.	5.25%	01/15/2016	678,080
800,000	WellPoint, Inc.	5.88%	06/15/2017	923,120
1,300,000	Wells Fargo & Co.	4.60%	04/01/2021	1,427,854
850,000	Xerox Corp.	4.25%	02/15/2015	896,682

TOTAL U.S. CORPORATE BONDS
(Cost $52,847,627)				54,111,973

FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES - 1.53%
750,000	1Malaysia Sukuk Global Bhd(b)	3.93%	06/04/2015	783,903
800,000	Chile Government International Bond	3.25%	09/14/2021	826,000

Principal Amount/Description		Rate	Maturity	Value
$300,000	Colombia Government International Bond	4.38%	07/12/2021	$324,000
1,500,000	Corp. Andina de Fomento	3.75%	01/15/2016	1,530,895
400,000	Export-Import Bank of Korea	3.75%	10/20/2016	403,152
250,000	Hydro Quebec	2.00%	06/30/2016	255,538
100,000	Hydro Quebec	7.50%	04/01/2016	123,136
1,350,000	Korea Development Bank	8.00%	01/23/2014	1,486,303
800,000	Mexico Government International Bond	5.63%	01/15/2017	924,000
1,250,000	Pemex Project Funding Master Trust	6.63%	06/15/2035	1,429,688
700,000	Province of Ontario Canada	2.30%	05/10/2016	721,757
700,000	Qatar Government International Bond(a)	3.13%	01/20/2017	707,840
500,000	Qatar Government International Bond(a)	4.50%	01/20/2022	516,250
400,000	Wakala Global Sukuk Bhd(b)	2.99%	07/06/2016	402,334

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES
(Cost $10,261,772)				10,434,796

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 23.04%
	American Home Mortgage Investment Trust(a)
317,978	Series 2007-A(a)	6.10%	01/25/2037	188,360
	Banc of America Alternative Loan Trust
190,533	Series 2005-6	6.00%	07/25/2035	167,220
963,885	Series 2005-6	5.50%	07/25/2035	832,988
	Banc of America Funding Corp.(a)
1,377,432	Series 2006-2	5.50%	03/25/2036	1,245,694
2,702,248	Series 2008-R2(a)	6.00%	09/25/2037	2,703,110
	Banc of America Merrill Lynch Commercial Mortgage, Inc.(d)
45,730,066	Series 2005-5(d)	0.04%	10/10/2045	34,160
100,000	Series 2007-1	5.45%	01/15/2017	109,083
305,000	Series 2007-4(d)	5.92%	02/10/2051	335,160
	Banc of America Mortgage Securities, Inc.
601,212	Series 2004-8	5.50%	09/25/2024	611,899
	Bank of America-First Union NB Commercial Mortgage(a)
45,000	Series 2001-3(a)	6.56%	04/11/2037	45,003
	BCAP LLC Trust(a)(d)
427,440	Series 2007-AA2(d)	7.50%	04/25/2037	364,305
277,332	Series 2007-AA2	6.00%	04/25/2037	186,422
500,000	Series 2010-RR6(a)(d)	9.16%	08/26/2022	500,000
	Bear Stearns Alt-A Trust(d)
3,558,890	Series 2004-11(d)	2.81%	11/25/2034	2,121,721
3,781,034	Series 2006-6(d)	5.03%	11/25/2036	2,009,306
	Bear Stearns Asset Backed Securities Trust(c)(d)
1,332,689	Series 2005-HE3(d)	0.97%	03/25/2035	1,028,578
4,605,561	Series 2006-AC1(c)	5.75%	02/25/2036	2,966,271
	Bear Stearns Commercial Mortgage Securities
800,000	Series 2001-TOP2	6.83%	02/15/2035	799,418

Principal Amount/Description		Rate	Maturity	Value
$150,000	Series 2005-PW10	5.45%	12/11/2040	$142,715
100,000	Series 2006-PW13	5.58%	08/11/2016	102,850
	Chase Mortgage Finance Corp.
1,823,720	Series 2007-S3	5.50%	05/25/2037	1,768,547
	Citicorp Mortgage Securities, Inc.
2,100,000	Series 2007-1	6.00%	01/25/2037	1,966,259
2,411,396	Series 2007-2	5.50%	02/25/2037	2,068,821
	Citigroup Commercial Mortgage Trust(d)
63,000	Series 2004-C1(d)	5.54%	04/15/2040	62,409
250,000	Series 2005-C3(d)	4.83%	05/15/2043	264,445
285	Series 2006-C4(d)	5.92%	03/15/2049	284
	Citigroup Mortgage Loan Trust, Inc.(a)(c)(d)
1,800,000	Series 2006-WF1(c)	6.08%	03/25/2036	1,023,559
2,501,925	Series 2007-OPX1(c)	6.33%	01/25/2037	1,247,883
2,000,000	Series 2008-AR4(a)(d)	5.17%	11/25/2038	1,040,000
1,400,000	Series 2008-AR4(a)(d)	5.54%	11/25/2038	785,624
1,485,358	Series 2010-8(a)(d)	11.80%	11/25/2036	987,763
4,604,681	Series 2010-8(a)(d)	9.94%	12/25/2036	2,900,949
	Citigroup/Deutsche Bank Commercial Mortgage Trust(a)(d)
473,131	Series 2005-CD1(d)	0.40%	07/15/2044	470,388
35,000	Series 2006-CD3	5.65%	10/15/2048	32,980
250,000	Series 2007-CD4	5.32%	03/11/2012	266,237
150,000	Series 2007-CD4	5.28%	12/11/2049	154,811
30,521,497	Series 2007-CD5(a)(d)	0.34%	11/15/2044	169,913
	Citimortgage Alternative Loan Trust(d)
2,104,532	Series 2007-A1	6.00%	01/25/2037	1,309,152
414,538	Series 2007-A1(d)	5.11%	01/25/2037	61,522
735,899	Series 2007-A3(d)	5.11%	03/25/2037	106,715
319,774	Series 2007-A3	6.00%	03/25/2037	214,457
2,456,685	Series 2007-A4	5.75%	04/25/2037	1,641,115
2,226,126	Series 2007-A6	5.50%	06/25/2037	1,538,462
	Commercial Mortgage Asset Trust
250,000	Series 1999-C1	7.23%	01/17/2032	267,234
	Commercial Mortgage Pass Through Certificates(a)(d)
175,000	Series 2006-C7(d)	5.97%	06/10/2046	176,726
1,197,625	Series 2010-C1(a)(d)	2.61%	07/10/2046	90,018
100,000	Series 2011-THL(a)	5.95%	08/09/2016	100,266
	Countrywide Alternative Loan Trust(d)
1,185,291	Series 2005-20CB	5.50%	07/25/2035	923,338
433,318	Series 2005-54CB	5.50%	11/25/2035	314,318
1,000,000	Series 2005-6CB	5.50%	04/25/2035	810,483
1,116,363	Series 2005-86CB	5.50%	02/25/2036	762,461
2,313,644	Series 2005-9CB(d)	4.76%	05/25/2035	261,981
1,302,728	Series 2005-9CB(d)	0.79%	05/25/2035	807,567
880,515	Series 2006-12CB(d)	5.75%	05/25/2036	489,077
3,941,110	Series 2006-15CB	6.50%	06/25/2036	2,074,171
603,973	Series 2006-30T1	6.25%	11/25/2036	445,766
417,188	Series 2006-32CB	5.50%	11/25/2036	295,605
861,392	Series 2006-36T2(d)	26.71%	12/25/2036	1,147,127
3,429,046	Series 2007-19	6.00%	08/25/2037	2,387,974
3,700,660	Series 2007-23CB(d)	0.79%	09/25/2037	1,802,295
3,584,357	Series 2007-23CB(d)	6.21%	09/25/2037	693,534

Principal Amount/Description		Rate	Maturity	Value
	Countrywide Home Loan Mortgage Pass Through Trust
$300,000	Series 2005-J4	5.50%	11/25/2035	$269,045
1,541,973	Series 2007-17	6.00%	10/25/2037	1,414,129
1,464,308	Series 2007-3	6.00%	04/25/2037	1,165,857
2,000,000	Series 2007-7	5.75%	06/25/2037	1,666,450
	Credit Suisse First Boston Mortgage Securities Corp.
226,045	Series 2005-10	5.50%	11/25/2035	168,578
212,728	Series 2005-8	5.50%	08/25/2025	186,178
	Credit Suisse Mortgage Capital Certificates(a)(d)
488,364	Series 2006-1	6.00%	02/25/2036	332,033
582,402	Series 2006-4	5.50%	05/25/2021	547,799
1,861,948	Series 2006-5	6.25%	06/25/2036	978,226
3,055,122	Series 2006-7	5.00%	08/25/2036	2,324,612
205,921	Series 2006-9	6.00%	11/25/2036	184,880
80,000	Series 2006-C3(d)	6.01%	06/15/2038	79,917
119,342,587	Series 2006-C4(a)(d)	0.76%	09/15/2039	1,197,842
960,260	Series 2007-2	5.00%	03/25/2037	916,539
849,557	Series 2007-3(d)	5.84%	04/25/2037	445,365
194,207	Series 2007-4	6.00%	06/25/2037	165,490
3,000,000	Series 2010-7R(a)	14.00%	04/26/2037	1,838,703
	Crest Dartmouth Street(a)(d)
1,000,000	Series 2003-1A(a)(d)	2.07%	06/28/2038	903,750
	CSAB Mortgage Backed Trust(c)
8,781,274	Series 2006-2(c)	5.70%	09/25/2036	2,369,047
256,750	Series 2007-1	5.90%	05/25/2037	133,410
	Deutsche ALT-A Securities, Inc. Alternate Loan Trust(d)
917,390	Series 2005-6(d)	4.79%	12/25/2035	100,965
454,445	Series 2005-6(d)	1.69%	12/25/2035	263,652
	Deutsche Mortgage Securities, Inc.(a)(d)
323,384	Series 2006-PR1(a)(d)	11.73%	04/15/2036	342,787
	First Horizon Alternative Mortgage Securities
245,926	Series 2005-FA6	5.50%	09/25/2035	193,365
291,735	Series 2006-FA7	6.25%	12/25/2036	203,738
487,419	Series 2007-FA2	6.00%	04/25/2037	330,736
	GE Capital Commercial Mortgage Corp.(a)(d)
1,065,000	Series 2002-2A(a)	6.31%	08/11/2036	1,068,819
150,000	Series 2005-C4(d)	5.49%	11/10/2015	153,072
	GMAC Commercial Mortgage Securities, Inc.
200,000	Series 2006-C1	5.29%	11/10/2045	200,041
	Greenwich Capital Commercial Funding Corp.(a)(d)
10,000	Series 2004-FL2A(a)(d)	0.67%	11/05/2019	9,359
250,000	Series 2007-GG9	5.44%	03/10/2039	271,683
	GS Mortgage Securities Corp. II(a)(d)
250,000	Series 2006-GG6	5.62%	04/10/2038	249,623
20,418,392	Series 2006-GG6(a)(d)	0.14%	04/10/2038	37,100
20,000	Series 2007-GG10(d)	5.98%	08/10/2045	21,810
595,148	Series 2011-GC3(a)(d)	1.33%	03/10/2044	33,101
	GSAA Trust(c)(d)
978,307	Series 2005-7(d)	4.48%	05/25/2035	947,849

Principal Amount/Description		Rate	Maturity	Value
$878,938	Series 2006-18(c)	5.86%	11/25/2036	$458,555
297,697	Series 2006-6(d)	5.47%	03/25/2036	133,378
1,571,124	Series 2007-2(c)	6.10%	03/25/2037	918,270
	HSBC Asset Loan Obligation
1,273,580	Series 2007-2	5.50%	09/25/2037	1,255,276
	Indymac IMSC Mortgage Loan Trust
2,804,097	Series 2007-F2	6.50%	07/25/2037	1,316,644
	Jefferies & Co.(a)(d)
4,116,421	Series 2010-R7(a)(d)	1.26%	09/26/2035	3,756,794
	JP Morgan Alternative Loan Trust(c)
968,945	Series 2005-S1	6.00%	12/25/2035	670,692
325,223	Series 2006-S1	5.00%	02/25/2021	285,168
2,614,222	Series 2006-S3(c)	6.12%	08/25/2036	2,334,733
	JP Morgan Chase Commercial Mortgage Securities Corp.(a)(d)
315,000	Series 2006-CB16	5.55%	05/12/2045	346,995
9,384,178	Series 2006-LDP8(d)	0.56%	05/15/2045	191,268
200,000	Series 2007-C1	5.72%	11/15/2017	217,473
100,000	Series 2007-CB18	5.47%	02/12/2017	93,920
100,000	Series 2007-CB19(d)	5.93%	05/12/2017	95,268
90,000	Series 2007-CB19(d)	5.93%	02/12/2049	97,781
200,000	Series 2007-CB20	5.79%	08/12/2017	221,174
125,000	Series 2011-PLSD(a)	3.36%	11/13/2016	126,803
	JP Morgan Mortgage Acquisition Corp.(c)
500,000	Series 2006-CH2	5.46%	10/25/2036	258,407
4,000,000	Series 2007-CH1(c)	5.84%	05/25/2015	2,839,528
	JP Morgan Mortgage Trust
3,857,371	Series 2007-S3	6.00%	07/25/2037	3,213,124
710,977	Series 2007-S3	6.00%	08/25/2037	560,950
	LB-UBS Commercial Mortgage Trust(a)(d)
650,000	Series 2001-C2(a)	7.29%	09/15/2034	648,003
3,985,631	Series 2006-C7(a)(d)	0.86%	11/15/2038	100,414
5,314,175	Series 2006-C7(a)(d)	0.33%	11/15/2038	94,087
	Lehman Mortgage Trust(d)
1,963,654	Series 2006-6	5.50%	10/25/2036	1,212,633
5,486,719	Series 2006-7(d)	0.54%	11/25/2036	614,973
5,434,976	Series 2006-7(d)	7.46%	11/25/2036	1,425,713
3,295,715	Series 2006-8(d)	0.71%	12/25/2036	1,370,190
3,295,715	Series 2006-8(d)	6.29%	12/25/2036	708,579
1,077,022	Series 2007-10	6.50%	01/25/2038	941,012
	Lehman XS Trust(c)
1,683,792	Series 2006-5(c)	5.89%	04/25/2036	1,396,694
	MASTR Asset Securitization Trust
392,642	Series 2003-1	5.75%	02/25/2033	392,119
462,659	Series 2003-2	5.75%	04/25/2033	462,872
497,309	Series 2005-1	5.00%	05/25/2035	495,052
	Merrill Lynch Mortgage Trust(d)
200,000	Series 2005-CKI1(d)	5.39%	11/12/2037	206,441
	Merrill Lynch/Countrywide Commercial Mortgage Trust(d)
90,000	Series 2006-3(d)	5.46%	09/12/2016	90,385
55,000	Series 2007-8(d)	6.10%	08/12/2049	58,895
	Morgan Stanley Capital I(d)
95,000	Series 2005-HQ7(d)	5.20%	11/14/2042	99,980
100,000	Series 2006-HQ9	5.69%	07/12/2044	104,297
150,000	Series 2006-HQ9	5.77%	07/12/2044	159,135

Principal Amount/Description		Rate	Maturity	Value
$45,000	Series 2007-HQ11(d)	5.45%	02/12/2044	$49,423
90,451	Series 2007-HQ12(d)	5.78%	04/12/2049	92,573
45,226	Series 2007-HQ12(d)	0.53%	04/12/2049	43,168
	Morgan Stanley Dean Witter Capital I(a)
561,353	Series 2001-TOP5(a)	6.00%	10/15/2035	559,302
	Morgan Stanley Mortgage Loan Trust(c)(d)
478,323	Series 2006-11	6.00%	08/25/2036	319,703
3,181,462	Series 2006-7(d)	5.68%	06/25/2036	2,098,009
2,744,426	Series 2006-7	6.00%	06/25/2036	1,955,230
798,880	Series 2007-3XS(c)	5.70%	01/25/2047	423,188
	Morgan Stanley Reremic Trust(a)(d)
1,006,131	Series 2011-R1(a)(d)	5.94%	02/26/2037	879,107
	Nomura Asset Acceptance Corp.(d)
2,000,000	Series 2005-AP3(d)	5.32%	08/25/2035	1,207,744
	N-Star Real Estate CDO Ltd.(a)(d)
216,447	Series 2004-2A(a)(d)	0.64%	06/28/2039	205,365
	PHH Alternative Mortgage Trust
4,686,837	Series 2007-2	6.00%	05/25/2037	3,533,093
	Prime Mortgage Trust(a)
525,781	Series 2006-1	5.50%	06/25/2036	374,149
187,057	Series 2006-DR1(a)	5.50%	05/25/2035	162,045
	RBSGC Mortgage Pass Through Certificates(a)
654,788	Series 2008-B(a)	6.00%	06/25/2037	511,676
	Residential Accredit Loans, Inc.(d)
951,698	Series 2004-QS15	5.25%	11/25/2034	877,498
985,109	Series 2006-QS4	6.00%	04/25/2036	587,405
3,130,364	Series 2006-QS6	6.00%	06/25/2036	1,916,431
2,230,413	Series 2006-QS6	6.00%	06/25/2036	1,365,474
922,506	Series 2006-QS7(d)	5.31%	06/25/2036	134,249
307,502	Series 2006-QS7(d)	0.69%	06/25/2036	131,938
386,035	Series 2006-QS8(d)	0.74%	08/25/2036	168,196
1,158,106	Series 2006-QS8(d)	5.26%	08/25/2036	170,720
240,850	Series 2007-QS6	6.25%	04/25/2037	146,850
33,935	Series 2007-QS6(d)	52.55%	04/25/2037	68,575
500,000	Series 2008-QR1	6.00%	08/25/2036	246,676
	Residential Asset Mortgage Products, Inc.(d)
256,257	Series 2004-RS4(d)	5.07%	04/25/2034	239,085
3,041,683	Series 2006-RS5(d)	0.46%	09/25/2036	2,096,879
	Residential Asset Securities Corp.(d)
2,500,000	Series 2004-KS6(d)	5.85%	07/25/2034	1,966,638
	Residential Asset Securitization Trust(d)
1,128,633	Series 2006-A1	6.00%	04/25/2036	794,688
2,442,908	Series 2006-A2	6.00%	05/25/2036	1,666,940
1,641,131	Series 2006-A6	6.50%	07/25/2036	845,926
260,634	Series 2006-A8	6.50%	08/25/2036	146,444
1,221,156	Series 2006-A8	6.00%	08/25/2036	903,106
551,737	Series 2006-A8(d)	5.61%	08/25/2036	97,115
254,923	Series 2007-A6	6.00%	06/25/2037	175,186
	Residential Funding Mortgage Securities I
1,044,641	Series 2006-S6	6.00%	07/25/2036	884,505
1,695,004	Series 2007-S3	6.00%	03/25/2037	1,345,246
1,468,722	Series 2007-S6	6.00%	06/25/2037	1,153,636

Principal Amount/Description		Rate	Maturity	Value
	Structured Asset Securities Corp.(a)(d)
$2,773,657	Series 2003-35(d)	5.14%	12/25/2033	$2,774,941
2,593,730	Series 2004-15	4.75%	09/25/2019	2,607,596
563,837	Series 2005-RF1(a)(d)	0.64%	03/25/2035	437,572
563,837	Series 2005-RF1(a)(d)	5.40%	03/25/2035	72,529
	TBW Mortgage Backed Pass Through Certificates
2,412,377	Series 2006-2	7.00%	07/25/2036	816,809
	Wachovia Bank Commercial Mortgage Trust(a)(d)
125,000	Series 2005-C22(d)	5.32%	12/15/2044	127,659
20,138,289	Series 2006-C27(a)(d)	0.11%	07/15/2045	168,840
1,793,084	Series 2006-C29(d)	0.55%	11/15/2048	30,292
	Washington Mutual Alternative Mortgage Pass Through Certificates
200,000	Series 2005-9	5.50%	11/25/2035	141,144
1,497,336	Series 2006-5	6.00%	07/25/2036	829,295
	Wells Fargo Alternative Loan Trust(d)
2,683,516	Series 2007-PA2(d)	0.69%	06/25/2037	1,301,943
2,683,516	Series 2007-PA2(d)	5.78%	06/25/2037	412,888
1,203,935	Series 2007-PA3	5.75%	07/25/2037	912,105
	Wells Fargo Mortgage Backed Securities Trust
134,520	Series 2006-11	6.00%	09/25/2036	134,011
417,084	Series 2006-2	5.75%	03/25/2036	406,583
639,019	Series 2006-2	5.50%	03/25/2036	520,145
1,289,859	Series 2007-10	6.00%	07/25/2037	1,082,616
4,180,968	Series 2007-14	6.00%	10/25/2037	3,866,881
3,491,328	Series 2007-2	6.00%	03/25/2037	2,911,812
2,339,450	Series 2007-5	5.50%	05/25/2037	2,218,452
2,500,000	Series 2007-8	6.00%	07/25/2037	2,323,835

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $159,954,306)				156,756,853

U.S. GOVERNMENT BONDS AND NOTES - 11.97%
12,950,000	U.S. Treasury Bonds	0.63%	02/28/2013	13,019,309
1,830,000	U.S. Treasury Bonds	8.75%	08/15/2020	2,886,397
4,660,000	U.S. Treasury Bonds	8.00%	11/15/2021	7,281,977
530,000	U.S. Treasury Bonds	6.00%	02/15/2026	763,614
1,455,000	U.S. Treasury Bonds	6.13%	11/15/2027	2,161,811
280,000	U.S. Treasury Bonds	4.75%	02/15/2037	380,100
5,430,000	U.S. Treasury Bonds	4.38%	11/15/2039	7,036,943
890,000	U.S. Treasury Bonds	4.25%	11/15/2040	1,132,664
18,190,000	U.S. Treasury Notes	1.88%	04/30/2014	18,857,918
7,630,000	U.S. Treasury Notes	1.25%	10/31/2015	7,828,502
5,200,000	U.S. Treasury Notes	1.50%	07/31/2016	5,377,939
7,260,000	U.S. Treasury Notes	2.75%	11/30/2016	7,929,851
2,660,000	U.S. Treasury Notes	2.38%	07/31/2017	2,859,915
3,665,000	U.S. Treasury Notes	2.38%	05/31/2018	3,931,574

TOTAL U.S. GOVERNMENT BONDS AND NOTES
(Cost $80,612,412)				81,448,514

Principal Amount/Description		Rate	Maturity	Value
U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES - 20.04%
	Federal Home Loan Mortgage Corp. REMICS(d)
$3,813,947	Series 2003-2722(d)	9.58%	12/15/2033	$4,635,837
911,748	Series 2005-R003	5.50%	10/15/2035	1,055,864
464,693	Series 2007-3261(d)	6.15%	01/15/2037	63,057
9,135,700	Series 2007-3382(d)	5.72%	11/15/2037	999,308
5,943,345	Series 2007-3384(d)	6.11%	11/15/2037	678,855
5,890,388	Series 2008-3417(d)	5.90%	02/15/2038	663,258
8,061,579	Series 2008-3423(d)	5.37%	03/15/2038	833,640
152,764,396	Series 2008-3423(d)	0.35%	03/15/2038	1,479,905
4,033,308	Series 2009-3523(d)	5.72%	04/15/2039	437,602
702,306	Series 2009-3524(d)	5.92%	06/15/2038	725,805
647,300	Series 2009-3549(d)	5.52%	07/15/2039	69,954
6,222,060	Series 2009-3560(d)	6.12%	11/15/2036	1,100,695
4,524,095	Series 2010-3630	1.93%	03/15/2017	168,414
1,500,000	Series 2010-3641	4.50%	03/15/2040	1,611,094
1,330,915	Series 2010-3688	4.00%	07/15/2029	1,376,556
241,766	Series 2010-3738(d)	11.34%	10/15/2040	243,172
168,672	Series 2010-3739(d)	9.44%	11/15/2039	171,938
1,821,781	Series 2010-3745(d)	9.44%	10/15/2040	1,843,307
137,798	Series 2010-3745(d)	9.44%	10/15/2040	139,532
787,385	Series 2010-3747(d)	14.17%	10/15/2040	804,850
1,087,799	Series 2010-3758(d)	5.36%	05/15/2039	1,097,214
177,008	Series 2010-3764(d)	9.34%	11/15/2040	179,231
467,631	Series 2010-3766(d)	9.44%	11/15/2040	476,421
2,224,635	Series 2010-3768(d)	9.51%	12/15/2040	2,238,588
750,000	Series 2010-3779	3.50%	12/15/2030	774,013
250,000	Series 2010-3779	4.00%	12/15/2030	265,698
486,686	Series 2010-3779	4.50%	12/15/2040	480,504
239,437	Series 2010-3780(d)	9.34%	12/15/2040	244,323
237,647	Series 2011-3786(d)	8.94%	01/15/2041	237,285
2,132,184	Series 2011-3793(d)	9.24%	01/15/2041	2,144,600
1,037,284	Series 2011-3795	4.00%	01/15/2041	1,079,853
123,519	Series 2011-3796(d)	9.34%	01/15/2041	125,590
1,117,786	Series 2011-3796(d)	9.34%	01/15/2041	1,133,333
411,666	Series 2011-3798(d)	8.94%	11/15/2040	412,755
339,681	Series 2011-3805(d)	8.94%	02/15/2041	339,305
1,570,185	Series 2011-3806	5.50%	07/15/2034	1,857,046
600,000	Series 2011-3808	3.50%	02/15/2031	622,504
227,411	Series 2011-3809(d)	9.01%	02/15/2041	226,304
500,000	Series 2011-3824	3.50%	03/15/2031	518,642
2,000,000	Series 2011-3824(d)	6.82%	08/15/2036	509,246
1,714,206	Series 2011-3838(d)	8.30%	04/15/2041	1,727,972
580,513	Series 2011-3857(d)	8.70%	05/15/2041	509,583
1,497,175	Series 2011-3863	5.50%	08/15/2034	1,739,536
1,969,337	Series 2011-3864(d)	8.71%	05/15/2041	1,977,656
1,027,817	Series 2011-3871	5.50%	06/15/2041	1,246,162
2,595,212	Series 2011-3877	4.50%	06/15/2041	2,758,947
1,830,201	Series 2011-3888	4.00%	07/15/2041	1,890,103
2,852,895	Series 2011-3894	4.50%	07/15/2041	2,917,704
1,368,437	Series 2011-3899(d)	12.67%	07/15/2041	1,413,783
2,033,542	Series 2011-3910	5.00%	08/15/2041	2,314,625
1,459,972	Series 2011-3924(d)	9.02%	09/15/2041	1,468,033
9,642,898	Series 2011-3925	3.00%	09/15/2021	845,740

Principal Amount/Description		Rate	Maturity	Value
	Federal Home Loan Mortgage Pool
$2,648,624	Series Pool #G01840	5.00%	07/01/2035	$2,850,261
1,202,051	Series Pool #G04587	5.50%	08/01/2038	1,306,146
1,551,458	Series Pool #G04817	5.00%	09/01/2038	1,669,083
	Federal National Mortgage Association Pool
750,991	Series Pool #555743	5.00%	09/01/2033	812,270
894,816	Series Pool #735382	5.00%	04/01/2035	967,832
2,202,691	Series Pool #735383	5.00%	04/01/2035	2,382,427
1,701,986	Series Pool #735484	5.00%	05/01/2035	1,840,332
406,834	Series Pool #AH1140	4.50%	12/01/2040	425,134
480,667	Series Pool #AH4437	4.00%	01/01/2041	498,254
2,973,411	Series Pool #AH7309	4.00%	02/01/2031	3,143,064
2,482,835	Series Pool #MA0264	4.50%	12/01/2029	2,656,197
1,465,504	Series Pool #MA0353	4.50%	03/01/2030	1,567,831
1,930,403	Series Pool #MA0871	4.00%	10/01/2041	2,001,033
	Federal National Mortgage Association REMICS(d)
4,546,753	Series 2003-92	5.00%	09/25/2033	5,162,438
633,309	Series 2004-46(d)	5.71%	03/25/2034	73,077
1,626,540	Series 2006-101(d)	6.29%	10/25/2036	252,753
4,505,790	Series 2006-123(d)	6.03%	01/25/2037	646,567
1,160,970	Series 2007-102(d)	6.11%	11/25/2037	166,675
2,780,515	Series 2007-108(d)	6.07%	12/25/2037	391,313
388,446	Series 2007-30(d)	5.82%	04/25/2037	54,688
449,318	Series 2007-51(d)	5.81%	06/25/2037	49,027
920,120	Series 2007-53(d)	5.81%	06/25/2037	135,154
5,551,405	Series 2007-57(d)	6.33%	10/25/2036	832,694
1,419,229	Series 2008-14	5.50%	03/25/2038	1,660,116
5,558,713	Series 2008-3(d)	6.17%	02/25/2038	747,586
1,610,700	Series 2008-81	5.50%	09/25/2038	1,809,331
2,762,353	Series 2009-111	5.00%	01/25/2040	2,952,624
854,997	Series 2009-28(d)	5.71%	04/25/2037	93,407
1,684,549	Series 2009-41	4.50%	06/25/2039	1,827,387
3,497,116	Series 2009-42(d)	5.71%	06/25/2039	395,758
4,879,159	Series 2009-62(d)	5.81%	08/25/2039	669,416
1,585,044	Series 2009-66(d)	5.51%	02/25/2038	170,300
2,428,795	Series 2009-68(d)	4.96%	09/25/2039	247,098
3,762,000	Series 2009-80	4.50%	10/25/2039	4,118,160
505,452	Series 2010-109(d)	52.30%	10/25/2040	779,226
1,748,432	Series 2010-111(d)	5.71%	10/25/2040	188,178
525,592	Series 2010-112	4.00%	10/25/2040	546,964
2,180,281	Series 2010-34(d)	4.64%	04/25/2040	174,741
443,746	Series 2010-4(d)	5.94%	02/25/2040	81,804
1,000,000	Series 2010-58(d)	11.72%	06/25/2040	1,128,072
2,415,372	Series 2010-75	4.50%	07/25/2040	2,548,732
1,653,255	Series 2010-9(d)	5.01%	02/25/2040	169,789
389,041	Series 2010-90(d)	5.71%	08/25/2040	45,692
2,631,575	Series 2011-113(d)	9.21%	11/25/2041	2,628,065
3,999,298	Series 2011-127	4.00%	12/25/2041	3,994,858
500,000	Series 2011-16	3.50%	03/25/2031	514,939
220,911	Series 2011-18(d)	8.89%	03/25/2041	222,012
210,912	Series 2011-2(d)	9.06%	02/25/2041	211,058
2,593,210	Series 2011-2	4.00%	02/25/2041	2,695,227
199,859	Series 2011-23(d)	8.71%	02/25/2041	204,355
1,000,000	Series 2011-25	3.00%	04/25/2026	1,024,752
500,000	Series 2011-29	3.50%	04/25/2031	514,733

Principal Amount/Description		Rate	Maturity	Value
$579,459	Series 2011-35(d)	8.41%	04/25/2041	$587,544
769,792	Series 2011-38(d)	8.31%	05/25/2041	782,973
1,200,000	Series 2011-48(d)	8.61%	06/25/2041	1,245,311
1,177,066	Series 2011-72	5.50%	04/25/2037	1,417,535
1,824,100	Series 2011-77	4.00%	08/25/2041	1,839,306
159,997	Series 2011-8(d)	9.01%	02/25/2041	160,980
	Government National Mortgage Association(d),(e)
361,950	Series 2004-83(d)	5.80%	10/20/2034	56,266
418,086	Series 2008-6(d)	6.18%	02/20/2038	57,186
397,227	Series 2008-67(d)	5.72%	08/20/2038	54,828
277,029	Series 2009-10(d)	6.40%	02/16/2039	46,570
2,246,065	Series 2009-35	4.50%	05/20/2039	2,481,828
445,720	Series 2009-6(d)	5.67%	02/20/2038	61,136
3,915,838	Series 2009-75	5.00%	09/20/2039	4,505,868
831,552	Series 2010-61(d)	6.27%	09/20/2039	124,602
279,273	Series 2011-12(e)	Zero Coupon%	12/20/2040	235,036
2,585,652	Series 2011-45	4.50%	03/20/2041	2,820,129
2,053,094	Series 2011-71	4.50%	02/20/2041	2,252,200
3,435,638	Series 2011-72(d)	5.87%	05/20/2041	466,000

TOTAL U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES
(Cost $129,824,387)				136,318,870

TOTAL INVESTMENTS - 92.44%
(Cost $624,449,031)				628,893,620
CASH - 8.68%				59,064,215
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.12)%				(7,655,009)

NET ASSETS - 100.00%				$680,302,826

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $33,148,074, which represents approximately 4.87% of net assets as of December 31, 2011.

(b)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees. As of December 31, 2011, the aggregate market value of those securities was $18,586,392, representing 2.73% of net assets.

(c)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at December 31, 2011.
(d)	Floating or variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011.
(e)	Zero coupon bond reflects effective yield on the date of purchase.

Common Abbreviations:

BV - Besloten Vennootschap a Dutch private limited liability company.

JSC - Joint Stock Company.

LLC - Limited Liability Corp.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

OJSC - Open Joint Stock Company.

PLC - Public Limited Co.

REMICS - Real Estate Mortgage Investment Conduits.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

SAA - Sociedad Anónima Abierta - A publicly traded corporation.

SAB de CV - A variable capital company.

SAC - Sociedad Anónima Cerrada - A privately held corporation.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

RiverNorth Funds	Notes to Quarterly Schedules of Investments
December 31, 2011 (Unaudited)

1. ORGANIZATION

The RiverNorth Core Opportunity Fund (the “Core Opportunity Fund”) was organized as a diversified series of RiverNorth Funds (the “Trust” or “Funds”) on July 18, 2006 and commenced investment operations on December 27, 2006. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated July 18, 2006 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Trustees”) to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value. The investment adviser to the Core Opportunity Fund is RiverNorth Capital Management, LLC (the “Adviser”). The investment objective of the Core Opportunity Fund is to seek long-term capital appreciation and income.

The RiverNorth/DoubleLine Strategic Income Fund (the “Strategic Income Fund”) is a diversified series of the Trust and commenced investment operations on December 30, 2010. The Strategic Income Fund offers two series of shares, Class I Shares and Class R Shares. All classes of shares have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matter affecting only individual classes. The Trust Agreement permits the Board of Trustees to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value. The Strategic Income Fund and the Core Opportunity Fund are the only series currently authorized by the Trustees. The investment adviser to the Strategic Income Fund is RiverNorth Capital Management, LLC. The Strategic Income Fund’s sub-adviser is DoubleLine Capital, LP (the “Sub-Adviser”). The investment objective of the Strategic Fund is current income and overall total return.

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value as described in Note 3.

SECURITY TRANSACTIONS AND RELATED INCOME: The Funds follow industry practice and record security transactions on the trade date basis. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Trust to meet their obligations may be affected by economic and political developments in a specific country or region.

OTHER: The Funds have held certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of the cost of investments or as a realized gain, respectively.

3. SECURITIES VALUATION AND FAIR VALUE MANAGEMENT

RiverNorth Funds	Notes to Quarterly Schedules of Investments
December 31, 2011 (Unaudited)

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such as a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Trust’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

•

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including closed-end funds, exchange-traded funds, holding and investment management companies, preferred stocks, and real estate investment trusts are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Trust will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser or Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser or Sub-

RiverNorth Funds	Notes to Quarterly Schedules of Investments
December 31, 2011 (Unaudited)

Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. These securities will be classified as Level 2 securities.

Rights are generally valued by using the last sale price, which would result in a classification as a Level 2 security. In the absence of a last sale price, the rights will be fair-valued by the Adviser or Sub-Adviser, which would result in a classification as a Level 3 security.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser or Sub-Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser or Sub-Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s or Sub-Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser or Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

RiverNorth Funds	Notes to Quarterly Schedules of Investments
December 31, 2011 (Unaudited)

The following is a summary of the inputs used at December 31, 2011 in valuing the Funds’ assets:

RiverNorth Core Opportunity Fund

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Closed-End Funds	$334,476,492	$-	$-	$334,476,492
Mutual Funds	20,889,747	-	-	20,889,747
Exchange-Traded Funds	62,912,275	-	-	62,912,275
Holding & Investment Management Companies	1,160,995	-	-	1,160,995
Preferred Stocks	3,991,453	-	-	3,991,453
Real Estate Investment Trusts	8,172,874	-	-	8,172,874
Total	$431,603,836	$-	$-	$431,603,836

RiverNorth/DoubleLine Strategic Income Fund
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Closed-End Funds	$144,669,681	$–	$–	$144,669,681
Preferred Stocks	4,140,843	–	–	4,140,843
Real Estate Investment Trusts	3,677,909	–	–	3,677,909
Foreign Corporate Bonds	–	37,334,181	–	37,334,181
U.S. Corporate Bonds	–	54,111,973	–	54,111,973
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	–	10,434,796	–	10,434,796
Non-Agency Collateralized Mortgage Obligations	–	156,756,853	–	156,756,853
U.S. Government Bonds and Notes	–	81,448,514	–	81,448,514
U.S. Government / Agency Mortgage Backed Securities	–	136,318,870	–	136,318,870
Total	$152,488,433	$476,405,187	$–	$628,893,620

The Funds did not hold any investments at the beginning or end of the period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

There were no significant transfers into and out of Levels 1 and 2 during the current period presented. It is the Funds’ policy to recognize transfers into and out of the Levels 1 and 2 at the end of the reporting period.

RiverNorth Funds	Notes to Quarterly Schedules of Investments
December 31, 2011 (Unaudited)

4. FEDERAL INCOME TAXES

It is the policy of the Core Opportunity Fund and the Strategic Income Fund to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute all of their taxable net income to their shareholders. In addition, the Trust intends to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required.

As of December 31, 2011, net unrealized appreciation (depreciation) of investments based on federal tax costs was as follows:

Core Opportunity Fund:
Gross appreciation (excess of value over tax cost)	$47,465,980
Gross depreciation (excess of tax cost over value)	(13,377,589)
Net unrealized appreciation	34,088,391
Total cost for federal income tax purposes	$397,515,445

Strategic Income Fund:
Gross appreciation (excess of value over tax cost)	$14,564,727
Gross depreciation (excess of tax cost over value)	(9,903,505)
Net unrealized appreciation	4,661,222
Total cost for federal income tax purposes	$624,232,398

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	RiverNorth Funds

By:	s/Patrick W. Galley
Name:	Patrick W. Galley
Title:	President

Date:	February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	s/Patrick W. Galley
Name:	Patrick W. Galley
Title:	President & Chief Executive Officer

Date:	February 28, 2012

By:	s/Jonathan M. Mohrhardt
Name:	Jonathan M. Mohrhardt
Title:	Treasurer & Chief Financial Officer

Date:	February 28, 2012

I, Patrick W. Galley, certify that:

1.	I have reviewed this report on Form N-Q of RiverNorth Funds;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)	designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)	designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)	evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)	disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: February 28, 2012	s/ Patrick W. Galley
Patrick W. Galley
President & Chief Executive Officer

I, Jonathan M. Mohrhardt, certify that:

1.	I have reviewed this report on Form N-Q of RiverNorth Funds;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)	designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)	designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)	evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)	disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: February 28, 2012	s/ Jonathan M. Mohrhardt
Jonathan M. Mohrhardt
Treasurer & Chief Financial Officer